Details to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of details to the consolidated statements of cash flows [abstract]
Adjustments for non-cash items from continuing operations
(USD millions)	2025	2024	2023

Depreciation, amortization and impairments on:
Property, plant and equipment	975	932	1 006

Right-of-use assets	276	256	263

Intangible assets	4 074	4 881	7 008

Financial assets [1]	-50	45	106

Change in provisions and other non-current liabilities	1 083	696	61

Losses/(gains) on disposal on property, plant and equipment; intangible assets; other non-current assets; and other adjustments on financial assets and other non-current assets, net	116	-74	-180

Equity-settled compensation plans	1 096	1 044	865

Loss from associated companies	12	38	13

Income taxes	2 385	1 701	551

Net financial expense	1 280	866	633

Other	-18	-153	43

Total	11 229	10 232	10 369

[1] Includes fair value changes

Cash flows from changes in working capital and other operating cash flow items included in operating cash flow from continuing operations
(USD millions)	2025	2024	2023

Decrease/(increase) in inventories	34	-225	-546

Increase in trade receivables	-1 124	-931	-1 504

(Decrease)/increase in trade payables	-273	-105	479

Change in other current and non-current assets	-461	-502	-125

Change in other current liabilities	247	1 057	1 327

Total	-1 577	-706	-369

Cash flows related to acquisitions of businesses
(USD millions)	Note	2025	2024	2023

Total purchase consideration for business combinations	2		-4 629	-3 925

Acquired cash and cash equivalents			242	226

Fair value of previously held equity interests				26

Contingent consideration payables, net		-147	377	146

Payments, deferred considerations and other adjustments, net			-8	-34

Acquisitions of businesses [1]		-147	-4 018	-3 561

[1] 2024 included the payments for purchases of MorphoSys shares by Novartis during the Offer period totaling EUR 0.3 billion (USD 0.3 billion), see Note 2 for further information. Also included in 2024 is a payment of EUR 53 million (USD 58 million) in relation to the MorphoSys acquisition.

Reconciliation of liabilities arising from financing activities
	2025			2024			2023

(USD millions)	Financial debts	Derivative financial instruments	Lease liabilities	Financial debts	Derivative financial instruments	Lease liabilities	Financial debts	Derivative financial instruments	Lease liabilities

January 1	29 455	143	1 803	24 520	91	1 828	26 120	55	1 789

Financial debts, derivative financial instruments and lease liabilities related to discontinued operations [1]							-214	-1	-98

Proceeds from non-current financial debts	6 098			6 143

Repayments of the current portion of non-current financial debts [2]	-3 392			-2 160			-2 223

Change in current financial debts	5			958			546

Repayments of other current financial debts				-289

Payments of lease liabilities			-281			-262			-258

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			-65			-62			-52

New, modified and terminated leases, net			300			241			349

Impact of acquisitions and divestments of businesses, net	-24		-1	852		42			51

Impact of acquisitions applying the optional concentration test			8

Changes in fair values, lease interest and other changes, net	90	-62	77	-8	52	72	-2	37	28

Amortization of bonds discount	40			33			17

Currency translation effects	1 184		79	-594		-56	276		19

December 31	33 456	81	1 920	29 455	143	1 803	24 520	91	1 828

Non-current [3]	27 935		1 657	21 366		1 568	18 436		1 598

Current [3]	5 521	81	263	8 089	143	235	6 084	91	230

[1] Represents the financial debts, derivative financial instruments and lease liabilities at January 1, 2023 related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

[2] Repayments of the current portion of non-current financial debts were only recorded in the consolidated statements of cash flows from continuing operations.
[3] Note 10 provides additional disclosures related to lease liabilities, Note 19 provides additional disclosures related to non-current financial debts, and Note 21 provides additional disclosures related to current financial debts and derivative financial instruments.